Equity (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Change in Shares of Common Stock and Treasury Stock

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812
Acquisition of treasury stock under resolution of the board of directors	—	38,382,300
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	17,631
Resale of treasury stock to holders of less-than-one-unit shares	—	(9,140)

Balance at March 31, 2013	1,323,197,235	137,822,603
Acquisition of treasury stock under resolution of the board of directors	—	75,294,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	37,134
Resale of treasury stock to holders of less-than-one-unit shares	—	(2,930)
Cancellation of treasury stock under resolution of the board of directors	(186,500,000)	(186,500,000)

Balance at March 31, 2014	1,136,697,235	26,650,807

Schedule of Accumulated Other Comprehensive Income (Loss)

An analysis of the changes for the fiscal year ended March 31, 2014 in accumulated other comprehensive income (loss) is shown below:

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2013	¥71,976	¥(2,560)	¥(5,683)	¥(256,665)	¥(192,932)
Other comprehensive income before reclassification	16,292	(2,444)	150,461	162,168	326,477
Amounts reclassified from accumulated other comprehensive income	(235)	(2,451)	6,010	1,073	4,397

Other comprehensive income	16,057	(4,895)	156,471	163,241	330,874

Less—Comprehensive income attributable to noncontrolling interests	3,322	(1,473)	29,949	11,178	42,976

Balance at March 31, 2014	¥84,711	¥(5,982)	¥120,839	¥(104,602)	¥94,966

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

The following table provides the change in accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2012, 2013 and 2014:

	2012
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥6,364	¥1,322	¥7,686
Less—Reclassification adjustment for realized (gain) loss included in net income	1,294	(742)	552

Net change in unrealized gain (loss) on securities	7,658	580	8,238

Unrealized gain (loss) on derivative instruments arising during the period	¥(2,605)	¥(148)	¥(2,753)
Less—Reclassification adjustment for realized (gain) loss included in net income	833	(311)	522

Net change in unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)

Net change in foreign currency translation adjustments	(84,991)	15,622	(69,369)

	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥62,959	¥(20,920)	¥42,039
Less—Reclassification adjustment for realized (gain) loss included in net income	8,939	(3,469)	5,470

Net change in unrealized gain (loss) on securities	71,898	(24,389)	47,509

Unrealized gain (loss) on derivative instruments arising during the period	¥(7,308)	¥983	¥(6,325)
Less—Reclassification adjustment for realized (gain) loss included in net income	2,480	(891)	1,589

Net change in unrealized gain (loss) on derivative instruments	(4,828)	92	(4,736)

Net change in foreign currency translation adjustments	126,918	(14,530)	112,388

	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥26,518	¥(10,226)	¥16,292
Less—Reclassification adjustment for realized (gain) loss included in net income	(426)	191	(235)

Net change in unrealized gain (loss) on securities	26,092	(10,035)	16,057

Unrealized gain (loss) on derivative instruments arising during the period	¥(2,121)	¥(323)	¥(2,444)
Less—Reclassification adjustment for realized (gain) loss included in net income	(3,885)	1,434	(2,451)

Net change in unrealized gain (loss) on derivative instruments	(6,006)	1,111	(4,895)

Net change in foreign currency translation adjustments	166,075	(9,604)	156,471

Schedule of Changes in Pension Liability

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2012, 2013 and 2014:

	2012	2013	2014
	Millions of yen
Net gain (loss) arising during period, before tax	¥(26,465)	¥23,913	¥165,474
Prior service cost arising during period, before tax	(173)	(178)	76,050

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	33,883	32,917	23,015
Amortization of transition obligation	172	168	169
Amortization of prior service cost	(19,601)	(8,464)	(9,527)
Reclassification of prior service cost due to curtailment	—	—	(12,894)
Other	(2,278)	(187)	556

Change of pension liability adjustments during the year, before tax	(14,462)	48,169	242,843

Income tax expense related to pension liability adjustments	5,920	(12,523)	(79,602)

Other comprehensive income (loss)	(8,542)	35,646	163,241

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications out of accumulated other comprehensive income (loss) for the fiscal year ended March 31, 2014 was as follows:

	Amounts reclassified from accumulated other comprehensive income (loss)	Affected line items in consolidated statements of income
Millions of yen
Unrealized gain (loss) on securities	¥426	Other, net
	(191)	Income tax expense (benefit)

	¥235	Net income

Unrealized gain (loss) on derivative instruments	¥3,977	Other, net
	(1,434)	Income tax expense (benefit)
	(92)	Equity in earnings (losses) of affiliated companies

	¥2,451	Net income

Foreign currency translation adjustments	¥(7)	Other, net
	3,479	Income tax expense (benefit)
	(9,482)	Equity in earnings (losses) of affiliated companies

	¥(6,010)	Net income

Pension liability adjustments	¥(763)	*
	(310)	Income tax expense (benefit)

	¥(1,073)	Net income

Total	¥(4,397)	Net income

*	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.